Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Discloure of Significant Accounting Policies
Description of accounting policy for new and amended IFRS standards [text block]
A
mended IFRS standards that are effective for the current year

In the current year, the Company has applied the below amendments to IFRS Standards and Interpretations issued by the International Accounting Standards Board ("IASB") that were effective for annual periods that begin on or after
January 1, 2020.
Their adoption has
not
had any material impact on the disclosures or on the amounts reported in these financial statements.

Interest Rate Benchmark Reform (Amendments to IFRS
9,
IAS
39
and IFRS
7
)

The amendments in Interest Rate Benchmark Reform (Amendments to IFRS
9,
IAS
39
and IFRS
7
) clarify that entities would continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not
be altered as a result of interest rate benchmark reform. This amendment did not
have a significant impact to the Company's financial statements as the Company does not
currently apply hedge accounting.

Amendments to IFRS
16
Leases

To provide practical relief to lessees in accounting for rent concessions arising as a result of COVID-
19
the International Accounting Standards Board ("IASB") proposed an amendment to IFRS
16
which provides lessees with a practical expedient that relieves a lessee from assessing whether a COVID-
19
-related rent concession is a lease modification. The amendment is effective for annual reporting periods beginning on or after
June 1, 2020,
with earlier application permitted. This amendment did
not
have a significant impact to the Company's financial statements as the Company has not
received any COVID-
19
related rent concessions as of the date of these financial statements.

Amendments to IFRS
3
Definition of a Business

The amendments clarify that while businesses usually have outputs, outputs are not
required for an integrated set of activities and assets to qualify as a business. To be considered a business an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.

Additional guidance is provided that helps to determine whether a substantive process has been acquired.

The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not
a business. Under the optional concentration test, the acquired set of activities and assets is not
a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets.
The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first
annual reporting period beginning on or after
January 1, 2020.
The Company will assess the impact of these amendments on future acquisitions to all business combinations and asset acquisitions.

Description of accounting policy for business combinations, explanatory [text block]
Business Combinations

Accounting Policy:
Acquisitions of businesses are accounted for using the acquisition method. The consideration of each business combination is measured, at the date of the exchange, as the aggregate of the fair value of assets given, liabilities incurred or assumed and equity instruments issued by the Company to the former owners of the acquiree in exchange for control of the acquiree. Acquisition-related costs incurred for the business combination are expensed. The acquiree's identifiable assets, liabilities and contingent liabilities are recognized at their fair value at the acquisition date.

Goodwill arising on acquisition is recognized as an asset and initially measured at cost, being the excess of the consideration of the acquisition over the Company's interest in the fair value of the net identifiable assets, liabilities and contingent liabilities recognized. If the Company's interest in the fair value of the acquiree's net identifiable assets, liabilities and contingent liabilities exceeds the cost of the acquisition, the excess is recognized in earnings or loss immediately. Goodwill may
also arise as a result of the requirement under IFRS to record a deferred tax liability on the excess of the fair value of the acquired assets over their corresponding tax bases, with the corresponding offset recorded as goodwill.

Description of accounting policy for goodwill [text block]
Goodwill

Accounting Policy:	Goodwill arising on the acquisition of a business is carried at cost as established at the date of the acquisition less accumulated impairment losses, if any. Goodwill is allocated to each of the Company's cash-generating units that is expected to benefit from the synergies of the acquisition. A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may
be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first
to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statements of earnings or loss. An impairment loss recognized for goodwill is not
reversed in subsequent periods. As at
December 31, 2020,
the Company had
$nil
goodwill (
2019
-
$nil
).

Description of accounting policy for functional currency [text block]
Foreign Currency

Accounting Policy:
The consolidated financial statements are presented in U.S. dollars. The individual financial statements of each entity are presented in their functional currency, which is the currency of the primary economic environment in which the entity operates.

Transactions in foreign currencies are translated into the entities' functional currencies at the exchange rates at the date of the transactions. Monetary assets and liabilities of the Company's operations denominated in a currency other than the U.S. dollar are translated using exchange rates prevailing at the date of the statement of financial position. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates on the dates of the transactions. Revenue and expense items are translated at the exchange rates in effect at the date of the underlying transaction, except for depletion and depreciation related to non-monetary assets, which are translated at historical exchange rates. Exchange differences are recognized in the statements of earnings or loss in the period in which they arise.

Accounting Estimates and Judgments:	Determination of Functional Currency

The functional currency for each of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined that the functional currency of each entity is the U.S. dollar. Determination of functional currency may
involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Description of accounting policy for recognition of revenue [text block]
Revenue Recognition (
Note
5
)

Accounting Policy:	The Company's primary product is silver. Other metals, such as gold, lead and zinc, produced as part of the extraction process are considered to be by-products arising from the production of silver. Smelting and refining charges are net against revenue from the sale of metals.

Revenue relating to the sale of metals is recognized when control of the metal or related services are transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the metals.

When considering whether the Company has satisfied its performance obligation, it considers the indicators of the transfer of control, which include, but are not
limited to, whether: the Company has a present right to payment; the customer has legal title to the asset; the Company has transferred physical possession of the asset to the customer; and the customer has the significant risks and rewards of ownership of the asset.

Accounting Policy: (continued)	Metals in doré sold are priced on date of transfer of control. Final weights and assays are adjusted on final settlement which is approximately one
month after delivery. Metals in concentrate sold are provisionally priced at the date of transfer of control as the final selling price is subject to movements in the monthly average prices up to the final settlement date, typically one
to
three
months after delivery to the customer. Upon transfer of control of the concentrate, the Company recognizes revenue on a provisional basis based on spot price and, at each period end, subsequently re-estimated by reference to forward market prices of the estimated month of settlement, with the impact of changes in the forward market prices recognized as revenue adjustments as they occur until final settlement.

Revenue from the sale of coins, ingots and bullion is recorded when the products have been shipped and funds have been received. When cash was received from customers prior to shipping of the related finished goods, the amounts are recorded as unearned revenue until the products are shipped.

Description of accounting policy for measuring inventories [text block]
Inventories (
Note
12
)

Accounting Policy:
Mineral inventories, including stockpiled ore, work in process and finished goods, are valued at the lower of weighted average cost and estimated net realizable value. Cost includes all direct costs incurred in production including direct labour and materials, freight, depreciation and amortization and directly attributable overhead costs. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and future metal prices less estimated future production costs to convert the inventories into saleable form.

Any write-downs of inventory to net realizable value are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to net realizable value are reversed to the extent that the related inventory has not
been sold.

Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. Costs added to stockpiled ore inventory are valued based on current mining cost per tonne incurred up to the point of stockpiling the ore and are removed at the weighted average cost per tonne. Stockpiled ore tonnage is verified by periodic surveys and physical counts.

Work in process inventory includes precipitates, inventories in tanks and in the milling process. Finished goods inventory includes metals in their final stage of production prior to sale, including primarily doré and dried concentrates at our operations and finished goods in-transit.

Materials and supplies inventories are valued at the lower of weighted average cost and net realizable value. Costs include acquisition, freight and other directly attributable costs.

Description of accounting policy for exploration and evaluation expenditures [text block]
Exploration and Evaluation Expenditures (
Note
14
)

Accounting Policy:
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes:

• acquiring the rights to explore;
• researching and analyzing historical exploration data;
• gathering exploration data through topographical, geochemical and geophysical studies;
• exploratory drilling, trenching and sampling;
• determining and examining the volume and grade of the resource;
• surveying transportation and infrastructure requirements; and
• compiling pre-feasibility and feasibility studies.

Capitalization of exploration and evaluation expenditures commences on acquisition of a beneficial interest or option in mineral rights. Capitalized costs are recorded as mining interests at cost less impairment charges, if applicable.
No
amortization is charged during the exploration and evaluation phase as the asset is not
available for use.

The majority of the Company's exploration and evaluation expenditures focus on mineral deposits in proximity to its existing mining operations. Where the Company is acquiring a new property, the Company makes a preliminary evaluation to determine that the property has significant potential to develop an economic ore body.

Exploration and evaluation expenditures are transferred to development or producing mining interests when technical feasibility and commercial viability of the mineral resource have been demonstrated. Factors taken into consideration include:

• there is sufficient geological certainty of converting the mineral deposit into proven and probable reserves;
• life of mine plan and economic modeling support the economic extraction of such reserves and resources;
• for new properties, a scoping study and/or feasibility study demonstrates that the additional reserves and resources will generate a positive economic outcome; and
• operating and environmental permits exist or are reasonably assured as obtainable.

Exploration and evaluation expenditures remain as exploration mining interests and do not
qualify as producing mining interests until the aforementioned criteria are met. Exploration and evaluation expenditures are transferred to development or producing mining interests when the technical feasibility and commercial viability of a mineral resource has been demonstrated according to the above mentioned factors.

Accounting Estimates and Judgments:	Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs

Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have potential future economic benefits and are potentially economically recoverable, subject to impairment analysis. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, history of conversion of mineral deposits to proven and probable reserves, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans.

Description of accounting policy for mining assets [text block]
Mining Interests (
Note
14
)

Accounting Policy:
Exploration, development and field support costs directly related to mining interests are deferred until the property to which they directly relate is placed into production, sold, abandoned or subject to a condition of impairment. The deferred costs are amortized over the useful life of the ore body following commencement of production, or written off if the property is sold or abandoned. Administration costs and other exploration costs that do not
relate to any specific property are expensed as incurred.

Upon commencement of commercial production, mining interests are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material to be extracted in current and future periods based on reserves and resources considered to be highly probable to be economically extracted over the life of mine. If no
published reserves and resources are available, the Company
may
rely on internal estimates of economically recoverable mineralized material, prepared on a basis consistent with that used for determining reserves and resources, for purpose of determining depletion.

From time to time, the Company acquires or disposes of properties pursuant to the terms of option agreements. Options are exercisable entirely at the discretion of the optionee with no
obligation or sale until exercised or expired and, accordingly, are recorded as mineral property costs or recoveries when the payments are made or received.

Accounting Estimates and Judgments:	Mineral Reserve and Resource Estimates

Mineral reserve and resource estimates affect the determination of recoverable value used in impairment assessments, the depletion and depreciation rates for non-current assets using the units of production method and the expected timing of reclamation and closure expenditures.

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument
43
-
101
("NI
43
-
101"
) Technical Report standards. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgments used in engineering and geological interpretation. Differences between management's assumptions including economic assumptions such as metal prices and market conditions could have a material effect in the future on the Company's financial position, results of operation and cash flows.

Accounting Estimates and Judgments:	Depletion Rate for Mining Interests

Depletion expenses are allocated based on estimated useful life of the asset. Should the expected asset life and associated depletion rate differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Description of accounting policy for stream assets [text block]
Stream Asset (
Note
14
)

Accounting Policy:
A stream asset is a long-term metal purchase agreement for which settlement is called for in silver, the amount of which is based on production at a mine corresponding to the specific agreement. On acquisition of a stream asset, it is recorded at cost and is accounted for in accordance with IFRS
6,
Exploration and Evaluation of Mineral Resources (“IFRS
6”
). A stream asset where the mine corresponding to the specific agreement is an exploration and evaluation stage property is classified as exploration and evaluation asset and is assessed for impairment whenever indicators of impairment exist in accordance with IFRS
6.
An impairment loss is recognized for the amount by which the asset's carrying value exceeds its recoverable amount.

Once the technical feasibility, commercial viability and a development decision have been established, the value of the stream asset is reclassified and accounted for in accordance with IAS
16,
Property, Plant and Equipment (“IAS
16”
). The exploration and evaluation asset is subject to an impairment test prior to reclassification in accordance with IFRS
6.
It is subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any.

A producing stream asset is depleted using the units-of-production method over the life of the property to which the interest relates, which is estimated using available information of proven and probable reserves and the portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement.

Description of accounting policy for property, plant and equipment [text block]
Property, Plant and Equipment (
Note
15
)

Accounting Policy:
Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and borrowing costs related to the acquisition or construction of qualifying assets.

Property, plant and equipment are depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to machinery and equipment when it becomes available for use.

Depreciation commences when the asset is in the condition and location necessary for it to operate in the manner intended by management. Depreciation charges on assets that are directly related to mineral properties are allocated to those mineral properties.

The Company conducts an annual review of residual balances, useful lives and depreciation methods utilized for property, plant and equipment. Any changes in estimate that arise from this review are accounted for prospectively.

Accounting Estimates and Judgments:	Commencement of Commercial Production

Prior to reaching commercial production levels intended by management, costs incurred are capitalized as part of the related mine or mill and proceeds from mineral sales are offset against costs capitalized. Depletion of capitalized costs for mining properties and depreciation and amortization of property, plant and equipment begin when operating levels intended by management have been reached.

Determining when a mine or mill is in the condition necessary for it to be capable of operating in the manner intended by management is a matter of judgment dependent on the specific facts and circumstances. The following factors may
indicate that commercial production has commenced:

• substantially all major capital expenditures have been completed to bring the asset to the condition necessary to operate in the manner intended by management;
• the mine or mill has reached a pre-determined percentage of design capacity;
• the ability to sustain a pre-determined level of design capacity for a significant period of time (i.e. the ability to process ore continuously at a steady or increasing level);
• the completion of a reasonable period of testing of the mine plant and equipment;
• the ability to produce a saleable product (i.e. the ability to produce concentrate within required sellable specifications);
• the mine or mill has been transferred to operating personnel from internal development groups or external contractors; and
• mineral recoveries are at or near the expected production levels.

Accounting Estimates and Judgments:	Depreciation and Amortization Rates for Property, Plant and Equipment

Depreciation and amortization expenses are allocated based on estimated useful life of the asset. Should the expected asset life and associated depreciation rates differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Description of accounting policy for borrowing costs [text block]
Borrowing Costs

Accounting Policy:	Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset until the asset is substantially ready for its intended use. Other borrowing costs are recognized as an expense in the period incurred. As at
December 31, 2020
and
2019,
the Company does
not
have any qualifying assets under construction.

Description of accounting policy for leases [text block]
Right of Use Assets (
Note
16
) and Lease Liabilities (
Note
20
)

Accounting Policy:
Effective
January 1, 2019,
the Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of
12
months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For short-term and low value leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

The lease liability is initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

• fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
• variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
• the amount expected to be payable by the lessee under residual value guarantees;
• the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
• payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

• the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
• the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged  discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
• a lease contract is modified and the lease modification is not
accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised  discount rate at the effective date of the modification.

Accounting Policy:
The right-of-use assets comprise of the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement.

Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company's general policy on borrowing costs.

Description of accounting policy for impairment of assets [text block]
Impairment of Non-Current Assets (
Note
17
)

Accounting Policy:	At each statement of financial position date, the Company reviews the carrying amounts of its non-current assets to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. Where the asset does not
generate independent cash inflows, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs.

If the recoverable amount of the asset or CGU is determined to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount and an impairment loss is recognized as an expense in the consolidated statements of earnings or loss. Recoverable amount is the higher of fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is determined as the amount that would be obtained from the sale of the asset or CGU in an arm's length transaction between knowledgeable and willing parties. The Company considers the use of a combination of its internal discounted cash flow economic models and in-situ value of reserves, resources and exploration potential of each CGU for estimation of its FVLCD. These cash flows are discounted by an appropriate post-tax discount rate to arrive at a net present value of the asset. VIU is determined as the present value of the estimated cash flows expected to arise from the continued use of the asset or CGU in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company's continued use and does not
take into account future development.

Accounting Estimates and Judgments:	Indications of Impairment and Reversal of Impairment

Management considers both external and internal sources of information in assessing whether there are any indications that the Company's property, plant and equipment and mining interests are impaired or previous impairments should be reversed. External sources of information management considers include changes in the market, economic and legal environment in which the Company operates that are not
within its control and affect the recoverable amount of its property, plant and equipment and mining interests. Internal sources of information management consider include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets.

For exploration and evaluation assets, indications include but are not
limited to expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned, and if the entity has decided to discontinue exploration activity in the specific area.

Fair Value Estimates

In determining the recoverable amounts of the Company's property, plant and equipment and mining interests, management makes estimates of the discounted future cash flows expected to be derived from the Company's mining properties, costs of disposal of the mining properties and the appropriate discount rate. Reductions in metal price forecasts, increases in estimated future costs of production, increases in estimated future capital expenditures, reductions in the amount of recoverable reserves, resources, and exploration potential, and/or adverse current economics can result in an impairment of the carrying amounts of the Company's non-current assets. Conversely, favourable changes to the aforementioned factors can result in a reversal of previous impairments.

Description of accounting policy for share-based payment transactions [text block]
Share-based Payment Transactions (
Note
23
(b)
)

Accounting Policy:
Employees (including directors and officers) of the Company
may
receive a portion of their remuneration in the form of stock options which are share‐based payment transactions (“share-based payments”). Stock options issued to employees are measured by reference to their fair value using the Black-Scholes model at the date on which they were granted. Forfeitures are estimated at grant date and adjusted prospectively based on actual forfeitures. Share-based payments expense, for stock options that are forfeited or cancelled prior to vesting, is reversed. The costs of share-based payments are recognized, together with a corresponding increase in the equity reserve, over the period in which the services and/or performance conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). On exercise by the employee, the associated option value in the equity reserve is reclassified to share capital.

The Company adopted the
2019
LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three
-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity.

In situations where equity instruments are issued to non‐employees, the share-based payments are measured at the fair value of goods or services received. If some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at the fair value of the share‐based payment.

Accounting Estimates and Judgments:	Valuation of Share-based Payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company's earnings and equity reserves.

Description of accounting policy for income tax [text block]
Taxation (
Note
22
)

Accounting Policy:
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case they are recognized in other comprehensive income or directly in equity.

Current income tax is based on taxable earnings for the year. The tax rates and tax laws to compute the amount payable are those that are substantively enacted in each tax regime at the date of the statement of financial position.

Deferred income tax is recognized, using the liability method, on temporary differences between the carrying value of assets and liabilities in the statement of financial position, unused tax losses, unused tax credits and the corresponding tax bases used in the computation of taxable earnings, based on tax rates and tax laws that are substantively enacted at the date of the statement of financial position and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not
reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences to the extent that the realization of the related tax benefit through future taxable earnings is probable.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Accounting Estimates and Judgments:	Recognition of Deferred Income Tax Assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on life of mine projections internally developed, reviewed by management and are consistent with the forecasts utilized for business planning and impairment testing purposes. Weight is attached to tax planning opportunities that are within the Company's control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses recognized and unrecognized income tax assets.

Accounting Estimates and Judgments:	Tax Contingencies

The Company's operations involve dealing with uncertainties and judgments in the application of tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with tax authorities in various jurisdictions and resolution of disputes arising from tax audits. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues based on its estimate of whether, and the extent to which, additional taxes will be due. The Company adjusts these liabilities in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may
result in a payment that is materially different from the Company's current estimate of the tax liabilities. If the Company's estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Description of accounting policy for determining components of cash and cash equivalents [text block]
Cash and Cash Equivalents

Accounting Policy:	Cash in the statement of financial position includes cash on hand and held at banks and cash equivalents include short-term guaranteed investment certificates redeemable within three
months or less at the date of purchase.

Description of accounting policy for financial instruments [text block]
Financial Instruments

Accounting Policy:
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (“FVTPL”). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.

Amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

•    the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and
•    the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.

The Company's financial assets at amortized cost primarily include cash and cash equivalents, trade and other receivables and value added taxes receivable included in other current and non-current financial assets in the Consolidated Statement of Financial Position.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI:

•    The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•    The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company has designated certain investments in marketable securities that are not held for trading as FVTOCI (note 13 ).

On initial recognition, the Company
may
make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not
permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. The cumulative gain or loss is not
reclassified to profit or loss on disposal of the equity instrument, instead, it is transferred to retained earnings.

Accounting Policy:
Financial assets measured subsequently at fair value through profit or loss (
“
FVTPL
”
)

By default, all other financial assets, including derivatives, are measured subsequently at FVTPL.

The Company, at initial recognition,
may
also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not
part of a designated hedging relationship. Fair value is determined in the manner described in note
24
. The Company's financial assets at FVTPL include its account receivable arising from sales of metal contained in concentrates.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company's own equity instruments is recognized and deducted directly in equity.
No
gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company's own equity instruments.

Financial liabilities that are
not
contingent consideration of an acquirer in a business combination, held for trading or designated as FVTPL, are measured at amortized cost using the effective interest method. The Company's financial liabilities at amortized cost primarily include trade and other payables, debt facilities (note
19
) and lease liabilities (note
20
).

Description of accounting policy for provisions [text block]
Provisions (
Note
21
)

Accounting Policy:	Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate of the obligation can be made. The amount recognized as a provision is the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as finance costs.

Accounting Estimates and Judgments:
Estimated Reclamation and Closure Costs

The Company's provision for decommissioning liabilities represents management's best estimate of the present value of the future cash outflows required to settle estimated reclamation and closure costs at the end of the mine's life. The provision reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.

Changes to reclamation and closure cost obligations are recorded with a corresponding change to the carrying amounts of related mining properties. Adjustments to the carrying amounts of related mining properties can result in a change to future depletion expense.

Description of accounting policy for earnings per share [text block]
Earnings or Loss per Share (
Note
11
)

Accounting Policy:	Basic earnings or loss per share for the period is calculated by dividing the earnings or loss attributable to equity holders of the Company by the weighted average number of shares outstanding during the reporting period.

Diluted earnings or loss per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive share equivalents, such as stock options and share purchase warrants, and assumes the receipt of proceeds upon exercise of the options to determine the number of shares assumed to be purchased at the average market price during the period.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
Future Changes in Accounting Policies
Not
Yet Effective as at
December 31, 2020

Interest Rate Benchmark Reform — Phase
2
(Amendments to IFRS
9,
IAS
39,
IFRS
7,
IFRS
4
and IFRS
16
)

The amendments in Interest Rate Benchmark Reform — Phase
2
(Amendments to IFRS
9,
IAS
39,
IFRS
7,
IFRS
4
and IFRS
16
) introduce a practical expedient for modifications required by the reform, clarify that hedge accounting is not
discontinued solely because of the IBOR reform, and introduce disclosures that allow users to understand the nature and extent of risks arising from the IBOR reform to which the entity is exposed to and how the entity manages those risks as well as the entity's progress in transitioning from IBORs to alternative benchmark rates, and how the entity is managing this transition.

The amendments are applied on or after the
first
annual reporting period beginning on or after
January 1, 2021,
with early application permitted. This amendment is
not
expected to have a material impact on the Company's financial statements.

Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS
16
)

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the cost of producing those items, in profit or loss.

The amendments are applied on or after the
first
annual reporting period beginning on or after
January 1, 2022,
with early application permitted. The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the Company first
applies the amendments. The Company will recognise the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings at the beginning of that earliest period presented. This amendment will impact the Company's accounting for proceeds from mineral sales prior to reaching commercial production levels intended by management.

Classification of Liabilities as Current or Non-Current (Amendments to IAS
1
)

The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one
year) or non-current.

The amendments are applied on or after the
first
annual reporting period beginning on or after
January 1, 2023,
with early application permitted. This amendment is
not
expected to have a material impact on the Company's financial statements.